UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
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Address:          235 Pine Street, Suite 1650
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                  San Francisco, CA 94104
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Form 13F File Number:  028-14851
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
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Title:            Managing Member
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Phone:            415-796-6350
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Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA          August 14, 2012
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      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      7
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Form 13F Information Table Value Total:      $330,041 (in thousands)
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Confidential treatment has been requested for information relating to a certain holding reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
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                                TITLE                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER                OF CLASS      CUSIP     (x$1,000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
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Alexander & Baldwin Inc           COM       014481105    68,698   1,290,106   SH          Sole                 1,290,106

Brookfield Residential Pptys      COM       11283W104    30,626   2,810,588   SH          Sole                 2,810,588

Carefusion Corp                   COM       14170T101    23,257     905,646   SH          Sole                 905,646

Corrections Corp Amer New         COM       22025Y407    88,383   3,001,123   SH          Sole                 3,001,123

DineEquity Inc                    COM       254423106    34,439     771,486   SH          Sole                 771,486

GenCorp Inc                       COM       368682100    37,528   5,764,669   SH          Sole                 5,764,669

NCR Corp New                      COM       62886E108    47,110   2,072,583   SH          Sole                 2,072,583








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